Unaudited Interim Condensed Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net loss	€ (27,952)	€ (34,962)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	(153)	(16)
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefit liabilities	42	25
Tax effect	0	0
Other comprehensive income (loss)	(111)	9
Comprehensive income (loss)	€ (28,063)	€ (34,953)